UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Item 1. Schedule OF InVESTMENTS

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 93.31%				Electric - 2.96%
				µ	CPFL Energia S.A.	2,800	$ 176,148
Apparel - 2.51%					FPL Group, Inc.	6,800	408,408
	Nike, Inc. - Cl. B	8,200	$ 497,002				584,556
				Engineering & Construction - 0.50%
Auto Parts & Equipment - 0.46%				*	Foster Wheeler Ltd.	2,000	99,380
	WABCO Holdings, Inc.	2,063	90,359
				Foods - 0.64%
Banks - 9.37%					Kraft Foods Inc. - Cl. A	4,000	126,040
	Bank of America Corporation	4,000	124,560
	M&T Bank Corporation	2,030	144,820	Hand / Machine Tools - 1.07%
	SunTrust Banks, Inc.	500	20,945		Kennametal Inc.	6,000	211,380
	U.S. Bancorp	3,000	95,580
	Wells Fargo Company	48,444	1,466,400	Health Care Products - 2.14%
			1,852,305		Johnson & Johnson	6,000	422,580
Beverages - 12.44%
µ	Cia de Bebidas das Americas	2,000	123,780	Health Care Services - 0.88%
µ	Diageo PLC	3,000	223,200	*	Five Star Quality Care, Inc.	4	15
µ	Fomento Economico				UnitedHealth Group Inc.	4,000	121,800
	Mexicano SA de CV	3,000	133,260	*	Wellpoint, Inc.	1,000	52,790
	PepsiCo, Inc.	5,000	342,400				174,605
	The Coca-Cola Company	31,430	1,636,560	Insurance - 8.15%
			2,459,200		Fairfax Financial Holdings Ltd.	800	172,480
Building Materials - 0.56%					The Progressive Corporation	1,000	18,470
*	USG Corporation	4,000	111,040		Wesco Financial Corporation	386	143,206
					White Mountains Insurance
Chemicals - 1.18%					Group Ltd.	2,700	1,276,830
	The Sherwin-Williams Company	3,970	232,444				1,610,986
				Iron / Steel - 0.89%
Coal - 2.51%				µ	Cia Siderurgica Nacional S.A.	2,000	69,420
*	Alpha Natural Resources, Inc.	2,000	198,200	µ	POSCO	1,000	107,100
	Arch Coal, Inc.	3,000	162,720				176,520
	CONSOL Energy Inc.	2,000	135,420	Machinery - Diversified - 0.67%
			496,340		Flowserve Corporation	1,000	132,120
Commercial Services - 1.50%
*	Iron Mountain Inc.	1,275	36,860	Media - 2.20%
	Moody's Corporation	6,410	260,631		Comcast Corporation - Cl. A	2,250	47,655
			297,491		Gannett Co., Inc.	4,298	76,461
Cosmetics & Personal Care - 7.87%					The Washington Post Co. - Cl. B	520	310,180
	The Procter & Gamble Company	22,295	1,555,522				434,296
				Miscellaneous Manufacturer - 1.40%
Diversified Financial Services - 7.98%					General Electric Company	3,000	84,300
	American Express Company	39,750	1,577,280		Ingersoll-Rand Co., Ltd. - Cl. A	1,963	72,494
					SPX Corporation	1,000	119,250
							276,044

							(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2008
Shares	Market Value (Note 1)	Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)	EXCHANGE TRADED FUNDS - 4.26%

Oil & Gas - 4.25%	ProShares
Apache Corporation	1,000	$ 114,380	UltraShort Dow30	2,000	$ 121,260
Chesapeake Energy Corporation	3,000	145,200	UltraShort Financials	3,000	350,070
ConocoPhillips	2,164	178,552	UltraShort Real Estate	2,000	171,500
µ	Petroleo Brasilerio S.A.	2,800	147,672	UltraShort Russell2000	3,000	198,360
*	Southwestern Energy Company	4,000	153,480
XTO Energy, Inc.	2,000	100,820	Total Exchange Traded Funds (Cost $894,790)	841,190
840,104
Pharmaceuticals - 0.89%	INVESTMENT COMPANY - 2.04%
µ	GlaxoSmithKline PLC	3,000	140,910	§	Lehman Brothers Institutional Liquidity Funds -
µ	Sanofi-Aventis S.A.	1,000	35,450	Prime Portfolio, 2.34%
176,360	(Cost $402,984)	402,984	402,984
Pipelines - 1.16%
Kinder Morgan Energy	Total Investments (Cost $17,804,068) - 99.61%	$ 19,690,574
Partners, L.P.	4,000	229,760	Other Assets Less Liabilities - 0.39%	77,749

Retail - 8.11%	Net Assets - 100.00%	$ 19,768,323
*	CarMax, Inc.	3,000	44,400
Costco Wholesale Corporation	3,500	234,710	*	Non-income producing investment.
Home Depot, Inc.	7,000	189,840	µ	American Depositary Receipt.
Lowe's Companies, Inc.	1,000	24,640	§	Represents 7 day effective yield at August 31, 2008.
McDonald's Corporation	3,500	217,175
Wal-Mart Stores, Inc.	10,100	596,607
Yum! Brands, Inc.	8,300	296,144
1,603,516	The following acronyms are used in this portfolio:
Textiles - 6.81%
*	Mohawk Industries, Inc.	19,495	1,346,130	L.P. - Limited Partner
PLC - Public Limited Company (British)
Transportation - 4.21%	S.A. - Sociedades Anônimas (Brazil)
Burlington Northern Santa Fe	S.A. - Société Anonyme (France)
Corporation	5,000	537,000	SA de CV - Convertible Securities (Mexican)
Union Pacific Corporation	2,000	167,800
United Parcel Service, Inc. - Cl. B	2,000	128,240
833,040

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Total Common Stocks (Cost $16,506,294)	18,446,400

Aggregate gross unrealized appreciation	$ 3,015,191
Aggregate gross unrealized depreciation	(1,128,685)

Net unrealized appreciation	$ 1,886,506

(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2008
	Shares	Market Value (Note 1)

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Apparel	2.51%	$ 497,002
Auto Parts & Equipment	0.46%	90,359
Banks	9.37%	1,852,305
Beverages	12.44%	2,459,200
Building Materials	0.56%	111,040
Chemicals	1.18%	232,444
Coal	2.51%	496,340
Commercial Services	1.50%	297,491
Cosmetics & Personal Care	7.87%	1,555,522
Diversified Financial Services	7.98%	1,577,280
Electric	2.96%	584,556
Engineering & Construction	0.50%	99,380
Exchange Traded Funds	4.26%	841,190
Foods	0.64%	126,040
Hand/Machine Tools	1.07%	211,380
Health Care Products	2.14%	422,580
Health Care Services	0.88%	174,605
Insurance	8.15%	1,610,986
Investment Company	2.04%	402,984
Iron / Steel	0.89%	176,520
Machinery-Diversified	0.67%	132,120
Media	2.20%	434,296
Miscellaneous Manufacturer	1.40%	276,044
Oil & Gas	4.25%	840,104
Pharmaceuticals	0.89%	176,360
Pipelines	1.16%	229,760
Retail	8.11%	1,603,516
Textiles	6.81%	1,346,130
Transportation	4.21%	833,040
Total	99.61%	$ 19,690,574

See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements
(Unaudited)

As of August 31, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used as of August 31, 2008, in valuing the Fund's assets:

	Valuation Inputs	Investments In Securities
	Level 1	19,287,590
	Level 2	402,984
	Level 3	0
	Total	$19,690,574

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)
/s/ C. Douglas Davenport

C. Douglas Davenport

Trustee, President, Treasurer, Principal Executive

Officer and Principal Financial Officer

Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ C. Douglas Davenport

C. Douglas Davenport

Trustee, President, Treasurer, Principal Executive

Officer and Principal Financial Officer

New Providence Investment Trust

Date: October 24, 2008